UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Vincent P. Corti
New Perspective Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio

June 30, 2012
unaudited

Common stocks — 91.75%	Shares	Value (000)

HEALTH CARE — 14.82%
Novo Nordisk A/S, Class B1	13,583,600	$1,965,154
Merck & Co., Inc.	10,427,573	435,351
Baxter International Inc.	7,150,000	380,023
Bayer AG1	4,610,860	332,483
Novartis AG1	5,743,000	320,344
Regeneron Pharmaceuticals, Inc.2	2,310,000	263,848
Bristol-Myers Squibb Co.	6,700,000	240,865
Edwards Lifesciences Corp.2	2,225,000	229,843
Intuitive Surgical, Inc.2	395,000	218,747
Celgene Corp.2	3,370,000	216,219
UCB SA1	4,278,631	215,907
Gilead Sciences, Inc.2	4,055,000	207,940
Hospira, Inc.2	5,842,000	204,353
Pfizer Inc	7,700,000	177,100
Roche Holding AG1	990,000	170,901
Sonic Healthcare Ltd.1	11,350,000	148,016
Mindray Medical International Ltd., Class A (ADR)	3,415,000	103,440
AstraZeneca PLC (United Kingdom)1	2,000,000	89,398
Fresenius Medical Care AG & Co. KGaA1	1,100,000	77,860
Allergan, Inc.	800,000	74,056
Cochlear Ltd.1	635,000	43,006
		6,114,854

CONSUMER DISCRETIONARY — 14.73%
Amazon.com, Inc.2	3,664,000	836,674
Home Depot, Inc.	11,300,000	598,787
Naspers Ltd., Class N1	9,105,100	486,908
Burberry Group PLC1	18,497,991	385,853
priceline.com Inc.2	501,000	332,925
Hyundai Mobis Co., Ltd.1	1,184,324	286,696
Honda Motor Co., Ltd.1	8,095,000	281,986
Nikon Corp.1	9,143,000	277,758
adidas AG1	3,685,478	264,333
Toyota Motor Corp.1	6,100,000	245,864
Starbucks Corp.	4,550,000	242,606
H & M Hennes & Mauritz AB, Class B1	6,546,000	235,347
Swatch Group Ltd, non-registered shares1	406,968	161,021
Swatch Group Ltd1	245,770	17,099
Ford Motor Co.	15,000,000	143,850
Las Vegas Sands Corp.	3,300,000	143,517
Time Warner Inc.	3,700,000	142,450
Industria de Diseño Textil, SA1	1,330,000	137,562
DIRECTV, Class A2	2,775,000	135,475
Daimler AG1	2,842,000	127,816
LVMH Moët Hennessey-Louis Vuitton SA1	548,000	83,525
Walt Disney Co.	1,700,000	82,450
Arcos Dorados Holdings Inc., Class A	5,530,898	81,747
Expedia, Inc.	1,500,000	72,105
Suzuki Motor Corp.1	3,360,000	68,873
BorgWarner Inc.2	950,000	62,310
Harman International Industries, Inc.	1,510,000	59,796
Christian Dior SA1	305,000	42,005
General Motors Co.2	2,000,000	39,440
		6,076,778

CONSUMER STAPLES — 12.54%
British American Tobacco PLC1	11,844,500	602,865
Nestlé SA1	8,333,000	497,075
Anheuser-Busch InBev NV1	5,844,050	454,333
Pernod Ricard SA1	4,038,600	432,035
Shoprite Holdings Ltd.1	21,579,926	398,734
Philip Morris International Inc.	4,147,500	361,911
Unilever NV, depository receipts1	10,245,000	342,904
SABMiller PLC1	7,989,008	320,897
PepsiCo, Inc.	4,005,000	282,993
Costco Wholesale Corp.	2,700,000	256,500
Coca-Cola Co.	2,900,000	226,751
Coca-Cola Amatil Ltd.1	9,500,875	130,491
Procter & Gamble Co.	1,900,000	116,375
Associated British Foods PLC1	5,015,000	100,905
AMOREPACIFIC Corp.1	90,200	83,917
Wal-Mart de México, SAB de CV, Series V	29,667,984	79,509
Colgate-Palmolive Co.	715,000	74,432
Danone SA1	1,043,800	64,802
Wesfarmers Ltd.1	2,100,000	64,650
Grupo Modelo, SAB de CV, Series C	7,067,854	62,499
Kellogg Co.	1,200,000	59,196
Avon Products, Inc.	3,600,000	58,356
Japan Tobacco Inc.1	1,680,000	49,784
Coca-Cola Hellenic Bottling Co. SA1,2	1,800,000	31,933
Wilmar International Ltd.1	6,650,000	19,118
		5,172,965

INFORMATION TECHNOLOGY — 11.55%
Google Inc., Class A2	979,000	567,889
Oracle Corp.	17,686,100	525,277
Apple Inc.2	864,000	504,576
ASML Holding NV1	6,049,444	308,264
ASML Holding NV (New York registered)	3,331,000	171,280
Taiwan Semiconductor Manufacturing Co. Ltd.1,2	130,368,994	356,837
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)2	6,500,000	90,740
Texas Instruments Inc.	14,180,062	406,826
Samsung Electronics Co. Ltd.1	240,500	254,984
Avago Technologies Ltd.	5,285,000	189,731
EMC Corp.2	7,050,000	180,691
Arm Holdings PLC1	21,907,544	174,459
International Business Machines Corp.	850,000	166,243
Yahoo! Inc.2	9,754,000	154,406
Infineon Technologies AG1	22,150,000	150,187
Microsoft Corp.	4,100,000	125,419
Amphenol Corp.	2,100,000	115,332
Nintendo Co., Ltd.1	627,000	73,161
KLA-Tencor Corp.	1,464,997	72,151
Xilinx, Inc.	2,000,000	67,140
TE Connectivity Ltd.	1,153,125	36,796
SAP AG1	599,000	35,373
FLIR Systems, Inc.	1,050,000	20,475
Corning Inc.	1,420,000	18,361
		4,766,598

FINANCIALS — 9.10%
ACE Ltd.	6,354,000	471,022
American Express Co.	7,500,000	436,575
Citigroup Inc.	11,116,500	304,703
Prudential PLC1	24,986,141	289,499
Bank of Nova Scotia	5,320,000	275,589
AIA Group Ltd.1	69,537,800	239,763
ICICI Bank Ltd.1	13,879,000	225,727
JPMorgan Chase & Co.	5,300,000	189,369
Moody’s Corp.	4,840,100	176,906
AXA SA1	10,351,207	138,543
Goldman Sachs Group, Inc.	1,440,000	138,038
HSBC Holdings PLC (United Kingdom)1	15,569,796	137,286
Allianz SE1	1,193,000	119,962
Bank of China Ltd., Class H1	302,735,000	115,839
Morgan Stanley	7,500,000	109,425
Sumitomo Mitsui Financial Group, Inc.1	2,990,000	98,637
Weyerhaeuser Co.2	3,500,000	78,260
ING Groep NV, depository receipts1,2	8,060,000	54,379
DNB ASA1	5,094,318	50,679
Bank of America Corp.	5,700,000	46,626
QBE Insurance Group Ltd.1	2,480,000	34,192
BNP Paribas SA1	666,000	25,710
		3,756,729

INDUSTRIALS — 9.02%
Schneider Electric SA1	6,336,348	353,053
United Technologies Corp.	3,970,000	299,854
General Electric Co.	14,300,000	298,012
Delta Air Lines, Inc.2	25,525,500	279,504
United Continental Holdings, Inc.2	10,500,000	255,465
Union Pacific Corp.	1,890,000	225,496
Intertek Group PLC1	4,259,428	179,013
KONE Oyj, Class B1	2,676,500	162,077
Ryanair Holdings PLC (ADR)2	4,422,499	134,444
Komatsu Ltd.1	5,182,500	124,214
European Aeronautic Defence and Space Co. EADS NV1	3,500,000	124,119
Aggreko PLC1	3,504,716	114,005
Deere & Co.	1,300,000	105,131
Michael Page International PLC1,3	16,800,000	99,010
Canadian Pacific Railway Ltd.	1,300,000	95,409
Lockheed Martin Corp.	1,000,000	87,080
Honeywell International Inc.	1,500,000	83,760
Geberit AG1	423,000	83,438
Precision Castparts Corp.	500,000	82,245
W.W. Grainger, Inc.	400,500	76,592
Siemens AG1	897,100	75,408
FANUC CORP.1	385,200	63,287
Vallourec SA1	1,313,000	53,889
Parker Hannifin Corp.	700,000	53,816
Makita Corp.1	1,337,800	47,035
Wolseley PLC1	1,200,000	44,835
Marubeni Corp.1	6,000,000	39,935
Atlas Copco AB, Class B1	1,800,000	34,416
Cummins Inc.	320,000	31,011
Vestas Wind Systems A/S1,2	3,000,000	16,590
		3,722,143

MATERIALS — 7.49%
Newmont Mining Corp.	10,398,000	504,407
Barrick Gold Corp.	11,000,000	413,270
Linde AG1	1,884,500	293,526
Dow Chemical Co.	6,405,000	201,757
Gold Fields Ltd.1	15,000,000	191,556
FMC Corp.	3,180,000	170,066
Syngenta AG1	370,000	126,312
Alcoa Inc.	13,300,000	116,375
Holcim Ltd1	2,082,111	115,353
Glencore International PLC1	24,505,000	113,844
Potash Corp. of Saskatchewan Inc.	2,445,000	106,822
BASF SE1	1,522,000	105,762
Ecolab Inc.	1,400,000	95,942
First Quantum Minerals Ltd.	5,413,000	95,702
Praxair, Inc.	700,000	76,111
Monsanto Co.	850,000	70,363
Akzo Nobel NV1	1,325,000	62,328
Impala Platinum Holdings Ltd.1	3,320,400	55,219
Rio Tinto PLC1	1,100,000	52,535
BHP Billiton Ltd.1	1,600,000	52,154
L’Air Liquide SA, bonus shares1	268,843	30,758
L’Air Liquide SA, non-registered shares1	77,656	8,885
United States Steel Corp.	1,500,000	30,900
		3,089,947

ENERGY — 5.34%
Oil Search Ltd.1	31,941,554	217,944
Royal Dutch Shell PLC, Class A (ADR)	1,650,000	111,260
Royal Dutch Shell PLC, Class B1	2,585,998	90,252
Royal Dutch Shell PLC, Class B (ADR)	200,000	13,986
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,680,000	181,694
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	983,150	17,834
TOTAL SA1	4,410,000	199,020
Transocean Ltd.	4,370,000	195,470
INPEX CORP.1	28,903	162,040
Occidental Petroleum Corp.	1,700,000	145,809
Canadian Natural Resources, Ltd.	5,400,000	144,852
FMC Technologies, Inc.2	2,715,000	106,509
ConocoPhillips	1,800,000	100,584
Technip SA1	950,000	99,137
EOG Resources, Inc.	1,000,000	90,110
Imperial Oil Ltd.	1,700,000	71,116
Cenovus Energy Inc.	2,050,000	65,179
Noble Energy, Inc.	700,000	59,374
Baker Hughes Inc.	1,400,000	57,540
Schlumberger Ltd.	850,000	55,173
Chevron Corp.	200,000	21,100
		2,205,983

TELECOMMUNICATION SERVICES — 2.56%
América Móvil, SAB de CV, Series L (ADR)	20,633,896	537,719
América Móvil, SAB de CV, Series L	67,853,000	88,455
SOFTBANK CORP.1	9,207,500	342,327
Koninklijke KPN NV1	9,073,650	86,884
		1,055,385

UTILITIES — 0.87%
GDF SUEZ1	6,622,337	158,002
National Grid PLC1	9,790,000	103,623
CLP Holdings Ltd.1	11,260,000	95,772
		357,397

MISCELLANEOUS — 3.73%
Other common stocks in initial period of acquisition		1,537,394

Total common stocks (cost: $27,066,395,000)		37,856,173

Convertible securities — 0.02%

MISCELLANEOUS — 0.02%
Other convertible securities in initial period of acquisition		5,819

Total convertible securities (cost: $5,605,000)		5,819

	Principal amount
Short-term securities — 7.97%	(000)

Freddie Mac 0.09%–0.19% due 7/11/2012–4/1/2013	$1,030,459	1,029,788
Fannie Mae 0.11%–0.23% due 7/16/2012–1/7/2013	435,125	434,974
U.S. Treasury Bills 0.102%–0.147% due 8/9–12/13/2012	431,350	431,234
Federal Home Loan Bank 0.105%–0.20% due 7/11/2012–6/7/2013	304,500	304,303
Novartis Securities Investment Ltd. 0.16%–0.17% due 8/13–9/14/20124	109,300	109,256
Federal Farm Credit Banks 0.12%–0.20% due 9/28/2012–5/3/2013	90,800	90,697
Québec (Province of) 0.15%–0.18% due 7/17–8/17/20124	77,500	77,485
Thunder Bay Funding, LLC 0.17%–0.19% due 7/23–9/5/20124	65,720	65,695
Old Line Funding, LLC 0.24% due 7/24/20124	6,000	5,999
Nestlé Finance International Ltd. 0.19% due 7/11–7/19/2012	67,850	67,847
National Australia Funding (Delaware) Inc. 0.07% due 7/2/20124	66,600	66,600
Variable Funding Capital Company LLC 0.17%–0.19% due 7/6–7/16/20124	65,800	65,795
Private Export Funding Corp. 0.24%–0.25% due 8/15–11/19/20124	64,800	64,754
Westpac Banking Corp. 0.25% due 9/17/20124	60,800	60,764
BASF AG 0.18%–0.19% due 8/7–8/13/20124	58,660	58,647
Straight-A Funding LLC 0.18% due 8/6/20124	57,900	57,889
Nordea North America, Inc. 0.275% due 8/10/2012	50,000	49,989
General Electric Capital Corp. 0.17% due 9/5/2012	50,000	49,987
Siemens Capital Co. LLC 0.13% due 7/10/20124	47,800	47,798
American Honda Finance Corp. 0.16% due 7/5/2012	42,900	42,899
Google Inc. 0.14% due 8/15/20124	31,100	31,093
Commonwealth Bank of Australia 0.21% due 8/21/20124	30,000	29,992
British Columbia (Province of) 0.14% due 7/11/2012	20,000	20,000
Bank of Nova Scotia 0.14% due 7/2/2012	13,300	13,300
International Bank for Reconstruction and Development 0.13% due 9/21/2012	11,900	11,897

Total short-term securities (cost: $3,288,751,000)		3,288,682

Total investment securities (cost: $30,360,751,000)		$41,150,674
Other assets less liabilities		108,606

Net assets		$41,259,280

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $17,818,963,000, which represented 43.19% of the net assets of the fund. This amount includes $17,788,205,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $741,767,000, which represented 1.80% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)

Michael Page International PLC	16,800,000	—	—	16,800,000	$1,839	$99,010
AMR Corporation*	20,000,000	—	20,000,000	—	—	—
					$1,839	$99,010
*Unaffiliated issuer at 6/30/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$2,751,785	$3,363,069	$—	$6,114,854
Consumer discretionary	2,974,132	3,102,646	—	6,076,778
Consumer staples	1,578,522	3,594,443	—	5,172,965
Information technology	3,413,333	1,353,265	—	4,766,598
Financials	2,226,513	1,530,216	—	3,756,729
Industrials	2,107,819	1,614,324	—	3,722,143
Materials	1,881,715	1,208,232	—	3,089,947
Energy	1,437,590	768,393	—	2,205,983
Telecommunication services	626,174	429,211	—	1,055,385
Utilities	—	357,397	—	357,397
Miscellaneous	1,039,627	497,767	—	1,537,394
Convertible securities	—	5,819	—	5,819
Short-term securities	—	3,288,682	—	3,288,682
Total	$20,037,210	$21,113,464	$—	$41,150,674

*Securities with a market value of $17,788,205,000, which represented 43.11% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$12,574,414
Gross unrealized depreciation on investment securities	(1,801,509)
Net unrealized appreciation on investment securities	10,772,905
Cost of investment securities for federal income tax purposes	30,377,769

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-907-0812O-S32870

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2012